RELATED PARTY TRANSACTIONS (Details)		5 Months Ended	12 Months Ended
	Feb. 03, 2021 GBP (£) item	Jun. 30, 2021	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Mar. 08, 2021 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of transactions between related parties [line items]
Key management personnel compensation paid			£ 1,416,000	£ 552,000
Remuneration paid			455,000	251,000
Fair value of Polkadot tokens satisfied in respect of the acquisition of shares in Pluto Digital PLC			13,817,000	£ 0		£ 0
Matthew Shaw [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation paid			36,769
Peter Wall [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation paid			442,808
Outstanding balance			123,711
Ian MacLeod [Member]
Disclosure of transactions between related parties [line items]
Remuneration paid			209,100
Alex Appleton [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation paid			215,844
Outstanding balance			£ 92,515
Associates [member]
Disclosure of transactions between related parties [line items]
Number of Polkadot tokens satisfied in respect of the acquisition of shares in Pluto Digital PLC | item	75,000
Fair value of Polkadot tokens satisfied in respect of the acquisition of shares in Pluto Digital PLC	£ 1,091,850				£ 7,352,970
% of ownership interest	24.65%		24.65%	0.00%
Percentage of voting rights		24.65%
Outstanding balance			£ 0